Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 15,026	$ 17,703
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Asset allocation of defined benefit pension plans, Quoted in active market	30.00%	37.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,469	$ 1,879
Asset allocation of defined benefit pension plans, Percentage of total plan assets	10.00%	11.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 2,799	$ 4,202
Asset allocation of defined benefit pension plans, Percentage of total plan assets	19.00%	24.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,984	$ 3,941
Asset allocation of defined benefit pension plans, Percentage of total plan assets	26.00%	22.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,489	$ 3,766
Asset allocation of defined benefit pension plans, Percentage of total plan assets	23.00%	21.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 114	$ 71
Asset allocation of defined benefit pension plans, Percentage of total plan assets	1.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,171	$ 3,844
Asset allocation of defined benefit pension plans, Percentage of total plan assets	21.00%	22.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	8.00%	12.00%